UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

International Funds	September 30, 2012

T. Rowe Price International Bond Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Par/Shares	Value
ARGENTINA 0.1%		
Corporate Bonds 0.1%		
Banco Galicia y Buenos Air, 8.75%, 5/4/18 (USD) (1)	2,000,000	1,740
IRSA Inversiones y Representaciones 11.50%, 7/20/20 (USD) (1)	1,700,000	1,622
Total Argentina (Cost $3,964)		3,362
AUSTRALIA 0.6%		
Corporate Bonds 0.4%		
Australia & New Zealand Banking, 5.125%, 9/10/19 (EUR)	1,000,000	1,411
Australia & New Zealand Banking, FRN, 4.75%, 12/7/18 (GBP)	695,000	1,141
Commonwealth Bank of Australia, 3.625%, 10/14/14 (CAD)	1,250,000	1,306
Commonwealth Bank of Australia, 3.875%, 12/14/15 (GBP)	1,000,000	1,736
Commonwealth Bank of Australia, 5.50%, 8/6/19 (EUR)	2,050,000	2,943
National Australia Bank, 4.75%, 7/15/16 (EUR)	3,000,000	4,334
National Australia Bank, 5.375%, 12/8/14 (GBP)	1,000,000	1,753
St. George Bank, 6.50%, 6/24/13 (EUR)	200,000	268
Telstra, 6.125%, 8/6/14 (GBP)	400,000	701
Westfield Financial, 5.50%, 6/27/17 (GBP)	450,000	818
Westpac Banking, 4.25%, 9/22/16 (EUR)	2,000,000	2,853
Westpac Banking, 5.00%, 10/21/19 (GBP)	1,000,000	1,851
		21,115
Government Bonds 0.2%		
New South Wales Treasury, 6.00%, 3/1/22	9,068,000	11,158
		11,158
Total Australia (Cost $30,141)		32,273
AUSTRIA 1.5%		
Corporate Bonds 0.0%		
Telekom Finanzmanagement, 6.375%, 1/29/16	1,469,000	2,157
		2,157

Government Bonds 1.5%		
Republic of Austria, 3.40%, 11/22/22 (1)	17,925,000	25,853
Republic of Austria, 4.85%, 3/15/26 (1)	13,075,000	21,456
Republic of Austria, 6.25%, 7/15/27 (1)	15,052,000	28,291
		75,600
Total Austria (Cost $75,662)		77,757
BELGIUM 1.1%		
Corporate Bonds 0.2%		
Anheuser-Busch InBev, 6.50%, 6/23/17 (GBP)	1,394,000	2,731
Ontex, 7.50%, 4/15/18 (1)	3,342,000	4,340
Ontex, 7.50%, 4/15/18	325,000	422
		7,493
Government Bonds 0.9%		
Kingdom of Belgium, 4.25%, 9/28/21	24,048,000	35,670
Kingdom of Belgium, 5.00%, 3/28/35	7,352,000	11,964
		47,634
Total Belgium (Cost $52,571)		55,127
BERMUDA 0.1%		
Corporate Bonds 0.1%		
Bacardi, 7.75%, 4/9/14 (EUR)	3,500,000	4,954
Holcim Finance, 8.75%, 4/24/17 (GBP)	800,000	1,588
Total Bermuda (Cost $6,587)		6,542
BRAZIL 2.1%		
Corporate Bonds 1.1%		
Banco do Estado do Rio Grande do Sul 7.375%, 2/2/22 (USD) (1)	4,300,000	4,805
BFF International, 7.25%, 1/28/20 (USD) (1)	1,600,000	1,932
BFF International, 7.25%, 1/28/20 (USD)	1,000,000	1,208

BR Malls International Finance, 9.75%, 11/29/49 (USD)	3,050,000	3,073
Brasil Foods, 5.875%, 6/6/22 (USD) (1)	1,275,000	1,396
Centrais Electricas Brasileiras, 5.75%, 10/27/21 (USD) (1)	2,500,000	2,794
Cia de Saneamento Basico do Estado de Sao Paulo 6.25%, 12/16/20 (USD) (1)	2,900,000	3,132
Itau Unibanco, 5.65%, 3/19/22 (USD) (1)	3,000,000	3,150
Minerva Luxembourg, 12.25%, 2/10/22 (USD) (1)	2,100,000	2,433
Odebrecht Finance, 7.125%, 6/26/42 (USD) (1)	2,000,000	2,233
Petrobras International Finance, 4.875%, 3/7/18 (EUR)	11,700,000	16,574
Telemar Norte Leste, 5.125%, 12/15/17 (EUR)	3,520,000	4,748
Voto-Votorantim, 5.25%, 4/28/17 (EUR) (1)	2,000,000	2,773
Votorantim Cimentos, 7.25%, 4/5/41 (USD) (1)	1,800,000	1,957
		52,208
Government Bonds 1.0%		
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	28,235,000	14,098
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	8,466,000	4,216
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23	16,966,000	8,360
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/20	5,220,000	6,480
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/45	6,060,000	8,239
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/50	7,761,000	10,709
		52,102
Total Brazil (Cost $102,242)		104,310
CANADA 3.6%		
Corporate Bonds 1.2%		
Bank if Nova Scotia, 2.74%, 12/1/16	1,105,000	1,152
Bank of Montreal, FRN, 6.17%, 3/28/23	1,444,000	1,717
Bell Canada, 5.00%, 2/15/17 (1)	1,494,000	1,683
Canadian Imperial Bank of Commerce, 2.65%, 11/8/16	1,155,000	1,200
Canadian Natural Resources, 4.95%, 6/1/15	1,494,000	1,638
Enbridge, 4.26%, 2/1/21	2,295,000	2,583

Government Bonds 0.5%		
Czech Republic, 3.625%, 4/14/21 (EUR)	19,955,000	27,823
		27,823
Total Czech Republic (Cost $35,629)		37,216
DENMARK 0.8%		
Corporate Bonds 0.2%		
Carlsberg Breweries, 7.25%, 11/28/16 (GBP)	1,400,000	2,723
Danske Bank, 4.75%, 6/4/14 (EUR)	2,725,000	3,694
TDC, 3.50%, 2/23/15 (EUR)	2,500,000	3,400
TDC, 5.625%, 2/23/23 (GBP)	500,000	958
		10,775
Government Bonds 0.6%		
Kingdom of Denmark, 3.00%, 11/15/21	123,670,000	24,510
Kingdom of Denmark, 7.00%, 11/10/24	11,236,000	3,118
		27,628
Total Denmark (Cost $35,934)		38,403
FINLAND 0.3%		
Government Bonds 0.3%		
Republic of Finland, 3.375%, 4/15/20	8,776,000	12,891
Total Finland (Cost $12,180)		12,891
FRANCE 3.2%		
Corporate Bonds 2.9%		
Autoroutes du Sud de la France, 7.375%, 3/20/19	2,900,000	4,855
AXA, FRN, 5.25%, 4/16/40	3,200,000	3,759
BNP Paribas, 2.875%, 11/27/17	3,000,000	4,052
BNP Paribas, 3.75%, 11/25/20	2,500,000	3,500
BNP Paribas Home Loan, 3.75%, 4/20/20	3,600,000	5,224
Carrefour, 5.375%, 6/12/15	3,000,000	4,256

GERMANY 16.0%

Corporate Bonds 4.7%

Allianz Finance II, FRN, 6.50%, 1/13/25	3,949,000	5,428
BASF, 5.875%, 3/31/17 (GBP)	800,000	1,536
Bayer, 5.625%, 5/23/18 (GBP)	1,000,000	1,932
BMW U.K. Capital, 5.00%, 10/2/17 (GBP)	498,000	917
Daimler International Finance, 3.50%, 6/6/19 (GBP)	500,000	851
Deutsche Bank, 5.125%, 1/31/13	2,240,000	2,913
Deutsche Telekom International Finance, 6.00%, 1/20/17	2,237,000	3,423
E. ON International Finance, 6.00%, 10/30/19 (GBP)	2,100,000	4,190
E. ON International Finance, 5.50%, 1/19/16	3,080,000	4,522
HeidelbergCement Finance, 7.50%, 4/3/20	3,250,000	4,647
Hypothekenbank Frankfurt, 3.875%, 11/21/13	7,545,000	10,082
Hypothekenbank Frankfurt, 3.875%, 11/21/16	11,066,000	15,586
KfW, 4.375%, 7/4/18	21,084,000	32,067
KfW, 4.70%, 6/2/37 (CAD)	7,206,000	8,452
KfW, 5.50%, 12/7/15 (GBP)	18,747,000	34,813
KfW, 5.55%, 6/7/21 (GBP)	6,500,000	13,417
KfW, 6.00%, 8/20/20 (AUD)	58,463,000	68,428
Linde Finance, 6.50%, 1/29/16 (GBP)	1,000,000	1,888
MAN, 7.25%, 5/20/16	496,000	772
Merck Financial Services, 3.375%, 3/24/15	2,480,000	3,378
Merck Financial Services, 4.875%, 9/27/13	595,000	797
Schaeffler Finance, 8.75%, 2/15/19 (1)	2,425,000	3,521
Techem, 6.125%, 10/1/19 (1)	750,000	990
Unitymedia, 9.625%, 12/1/19 (1)	1,952,000	2,774
Unitymedia, 9.625%, 12/1/19	1,700,000	2,414
Volkswagen Leasing, 3.25%, 5/10/18	5,000,000	6,893
		236,631

Government Bonds 11.3%

Federal Republic of Germany, 3.50%, 1/4/16	106,006,000	151,101
Federal Republic of Germany, 3.75%, 1/4/15	21,448,000	29,871
Federal Republic of Germany, 4.00%, 1/4/37	85,047,000	145,656

INDONESIA 0.5%		
Corporate Bonds 0.1%		
PT Adaro Indonesia, 7.625%, 10/22/19 (USD)	2,500,000	2,775
		2,775
Government Bonds 0.4%		
Republic of Indonesia, 7.00%, 5/15/22	48,748,000,000	5,478
Republic of Indonesia, 8.25%, 7/15/21	152,414,000,000	18,412
Republic of Indonesia, 8.25%, 6/15/32	10,803,000,000	1,314
		25,204
Total Indonesia (Cost $27,583)		27,979
IRELAND 0.7%		
Corporate Bonds 0.2%		
Ardagh Packing Finance, 7.375%, 10/15/17	3,500,000	4,767
GE Capital UK Funding, 5.625%, 4/25/19 (GBP)	1,300,000	2,424
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	2,286,000	4,025
WPP 2008, 6.00%, 4/4/17 (GBP)	600,000	1,118
		12,334
Government Bonds 0.5%		
Republic of Ireland, 5.50%, 10/18/17	17,486,000	24,157
		24,157
Total Ireland (Cost $34,137)		36,491
ISRAEL 0.2%		
Government Bonds 0.2%		
Israel Fixed Bond, 5.50%, 2/28/17	32,728,000	9,226
Total Israel (Cost $9,270)		9,226

ITALY 5.0%

Corporate Bonds 1.3%		
Enel, 5.25%, 1/14/15	2,419,000	3,293
Enel, 6.25%, 6/20/19 (GBP)	500,000	853
Enel Finance International, 4.00%, 9/14/16	2,000,000	2,674
Eni, 3.50%, 1/29/18	4,000,000	5,424
ENI Finance International, 5.00%, 1/27/19 (GBP)	600,000	1,062
Fiat Industrial Finance Europe, 6.25%, 3/9/18	3,500,000	4,768
Finmeccanica Finance, 8.125%, 12/3/13	2,700,000	3,692
Intesa Sanpaolo, 4.00%, 11/8/18	8,600,000	10,725
Intesa Sanpaolo, 4.125%, 1/14/16	3,000,000	3,888
Lottomatica, 5.375%, 12/5/16	4,100,000	5,587
SNAM, 5.00%, 1/18/19	3,500,000	4,684
Telecom Italia, 7.375%, 12/15/17 (GBP)	750,000	1,314
Telecom Italia, 8.25%, 3/21/16	2,200,000	3,268
UniCredit, 4.25%, 7/29/16	9,025,000	12,170
Wind Acquisition, 11.75%, 7/15/17 (1)	1,900,000	2,240
Wind Acquisition, 11.75%, 7/15/17	2,000,000	2,358
		68,000
Government Bonds 3.7%		
Italy Buoni Poliennali del Tesoro, 3.75%, 3/1/21	39,031,000	46,917
Italy Buoni Poliennali del Tesoro, 4.00%, 2/1/17	11,539,000	15,017
Italy Buoni Poliennali del Tesoro, 4.00%, 2/1/37	7,481,000	7,666
Italy Buoni Poliennali del Tesoro, 4.50%, 2/1/18	31,967,000	41,904
Italy Buoni Poliennali del Tesoro, 4.75%, 6/1/17	26,839,000	35,535
Italy Buoni Poliennali del Tesoro, 5.00%, 9/1/40	33,383,000	38,420
		185,459
Total Italy (Cost $258,039)		253,459

JAMAICA 0.1%

Corporate Bonds 0.1%		
Digicel Group, 8.25%, 9/30/20 (USD) (1)	1,800,000	1,899

Digicel Group, 10.50%, 4/15/18 (USD) (1)	1,850,000	2,040
Total Jamaica (Cost $3,809)		3,939

JAPAN 22.1%

Government Bonds 22.1%

Government of Japan, 0.50%, 12/20/15	4,488,200,000	58,240
Government of Japan, 1.00%, 12/20/21	4,486,750,000	59,111
Government of Japan, 1.10%, 6/20/21	10,278,650,000	136,938
Government of Japan, 1.30%, 9/20/19	662,600,000	9,019
Government of Japan, 1.30%, 6/20/20	11,198,000,000	152,201
Government of Japan, 1.40%, 3/20/18	3,700,550,000	50,417
Government of Japan, 1.50%, 3/20/19	3,839,900,000	52,811
Government of Japan, 1.50%, 6/20/19	1,075,350,000	14,801
Government of Japan, 1.70%, 9/20/16	1,101,000,000	14,983
Government of Japan, 1.70%, 3/20/17	4,400,300,000	60,231
Government of Japan, 1.70%, 9/20/17	8,404,800,000	115,682
Government of Japan, 1.90%, 3/20/25	390,200,000	5,501
Government of Japan, 2.00%, 12/20/33	2,377,350,000	32,086
Government of Japan, 2.30%, 6/20/28	20,211,950,000	292,676
Government of Japan, 2.30%, 3/20/40	4,824,900,000	67,798
Total Japan (Cost $1,023,941)		1,122,495

KAZAKHSTAN 0.0%

Corporate Bonds 0.0%

HSBK Europe, 7.25%, 5/3/17 (USD)	1,000,000	1,044
Total Kazakhstan (Cost $1,002)		1,044

LUXEMBOURG 0.4%

Corporate Bonds 0.4%

Cirsa Finance Luxembourg, 8.75%, 5/15/18	5,500,000	6,644
Gategroup Finance, 6.75%, 3/1/19 (1)	1,200,000	1,581
OXEA Finance, 9.625%, 7/15/17	3,000,813	4,261

Sunrise Communications, 7.00%, 12/31/17 (1)	3,500,000	4,796
Sunrise Communications, 7.00%, 12/31/17	500,000	685
Telenet Finance, 6.75%, 8/15/24	3,500,000	4,565
Total Luxembourg (Cost $23,199)		22,532

MALAYSIA 1.5%

Government Bonds 1.5%

Malaysian Government, 3.70%, 5/15/13	28,550,000	9,381
Malaysian Government, 4.16%, 7/15/21	37,999,000	12,953
Malaysian Government, 4.232%, 6/30/31	7,860,000	2,695
Malaysian Government, 4.378%, 11/29/19	129,719,000	44,900
Malaysian Government, 4.498%, 4/15/30	22,162,000	7,864
Total Malaysia (Cost $76,539)		77,793

MEXICO 2.7%

Corporate Bonds 0.8%

America Movil, 4.125%, 10/25/19 (EUR)	3,580,000	5,179
CEMEX Finance, 9.50%, 12/14/16 (USD) (1)	3,500,000	3,631
Controladora Mabe, 7.875%, 10/28/19 (USD) (1)	2,500,000	2,850
Pemex Project Funding Master Trust, 5.50%, 2/24/25 (EUR)	8,490,000	12,324
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	2,678,000	3,607
Pemex Project Funding Master Trust, 6.375%, 8/5/16 (EUR)	2,479,000	3,704
Petroleos Mexicanos, 5.50%, 1/9/17 (EUR)	2,500,000	3,650
Petroleos Mexicanos, 7.50%, 12/18/13 (GBP)	1,573,000	2,727
Satelites Mexicanos, 9.50%, 5/15/17 (USD)	3,000,000	3,202
		40,874

Government Bonds 1.9%

Mexican Udibonos, 2.50%, 12/10/20	251,510,930	21,567
United Mexican States, 5.50%, 2/17/20 (EUR)	8,081,000	12,471
United Mexican States, 6.50%, 6/10/21	44,408,000	3,775
United Mexican States, 7.50%, 6/3/27	217,500,000	19,567

United Mexican States, 8.50%, 11/18/38	413,406,000	40,297
		97,677
Total Mexico (Cost $130,635)		138,551
NETHERLANDS 1.6%		
Corporate Bonds 1.6%		
ABN Amro Bank, 6.375%, 4/27/21	3,500,000	4,675
Ahold Finance USA, 6.50%, 3/14/17 (GBP)	1,687,000	3,167
Akzo Nobel, 8.00%, 4/6/16 (GBP)	850,000	1,643
Bank Nederlandse Gemeenten, 2.50%, 1/18/16	8,031,000	10,931
Heineken, 3.50%, 3/19/24	2,425,000	3,303
Heineken, 7.125%, 4/7/14	3,081,000	4,326
Heineken, 7.25%, 3/10/15 (GBP)	1,489,000	2,717
ING Verzekering, 4.00%, 9/18/13	1,950,000	2,568
KBC Ifima, 3.875%, 3/31/15	4,150,000	5,541
Koninklijke, 5.75%, 3/18/16 (GBP)	2,420,000	4,360
Koninklijke, 7.50%, 2/4/19	2,500,000	4,085
Rabobank International, 4.00%, 1/11/22	2,000,000	2,844
Rabobank Nederland, 4.125%, 1/14/20	2,987,000	4,294
Rabobank Nederland, 4.25%, 1/16/17	3,457,000	4,931
RWE Finance, 6.375%, 6/3/13 (GBP)	595,000	993
RWE Finance, 6.50%, 4/20/21 (GBP)	1,250,000	2,540
RWE Finance, 6.625%, 1/31/19	5,200,000	8,489
UPCB Finance, 7.625%, 1/15/20	3,500,000	4,846
Ziggo Bond, 8.00%, 5/15/18 (1)	3,432,000	4,826
Total Netherlands (Cost $79,342)		81,079
NIGERIA 0.1%		
Corporate Bonds 0.1%		
Afren, 11.50%, 2/1/16 (USD)	3,800,000	4,359
Total Nigeria (Cost $3,906)		4,359

NORWAY 0.5%		
Corporate Bonds 0.3%		
DnB NOR Bank, 3.875%, 6/29/20 (EUR)	2,100,000	2,979
DnB NOR Bank, 4.375%, 2/24/21 (EUR)	500,000	737
Nordea Hypotek, 3.50%, 1/18/17 (EUR)	6,080,000	8,656
		12,372
Government Bonds 0.2%		
Kingdom of Norway, 4.25%, 5/19/17	59,524,000	11,683
		11,683
Total Norway (Cost $23,419)		24,055
PERU 0.3%		
Corporate Bonds 0.2%		
Banco Credito del Peru, 5.375%, 9/16/20 (USD) (1)	3,750,000	4,069
Corp Lindley, 6.75%, 11/23/21 (USD) (1)	3,000,000	3,382
		7,451
Government Bonds 0.1%		
Republic of Peru, 7.84%, 8/12/20 (1)	13,407,000	6,406
		6,406
Total Peru (Cost $12,285)		13,857
POLAND 2.4%		
Corporate Bonds 0.3%		
Cyfrowy Polsat Finance, 7.125%, 5/20/18 (EUR)	2,500,000	3,494
Eileme, 11.75%, 1/31/20 (EUR) (1)	1,700,000	2,425
TPSA Euro Finance, 6.00%, 5/22/14 (EUR)	3,000,000	4,175
TVN Finance, 10.75%, 11/15/17 (EUR)	3,250,000	4,490
		14,584
Government Bonds 2.1%		
Republic of Poland, 3.75%, 1/19/23 (EUR)	9,290,000	12,700

Republic of Poland, 4.75%, 4/25/17	77,982,000	24,916
Republic of Poland, 5.00%, 10/24/13	55,906,000	17,624
Republic of Poland, 5.00%, 4/25/16	22,740,000	7,311
Republic of Poland, 5.50%, 4/25/15	46,865,000	15,124
Republic of Poland, 5.50%, 10/25/19	66,981,000	22,248
Republic of Poland, 5.75%, 9/23/22	27,696,000	9,374
		109,297
Total Poland (Cost $120,960)		123,881
RUSSIA 1.1%		
Corporate Bonds 0.5%		
Alfa Bank, 7.875%, 9/25/17 (USD)	2,900,000	3,140
Alrosa Finance, 7.75%, 11/3/20 (USD)	2,800,000	3,185
GAZ Capital, 6.605%, 2/13/18 (EUR)	4,000,000	5,954
Metalloinvest Finance, 6.50%, 7/21/16 (USD) (1)	3,000,000	3,060
Promsvyazbank Finance, 6.20%, 4/25/14 (USD)	1,500,000	1,515
Sberbank Capital, 5.717%, 6/16/21 (USD)	2,500,000	2,702
TMK Capital, 7.75%, 1/27/18 (USD)	2,000,000	2,050
VimpelCom, 7.504%, 3/1/22 (USD)	2,300,000	2,418
VimpelCom, 7.748%, 2/2/21 (USD)	200,000	214
		24,238
Government Bonds 0.6%		
Russian Federation, 7.85%, 3/10/18	510,000,000	17,575
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	9,380,600	11,862
		29,437
Total Russia (Cost $50,969)		53,675
SOUTH AFRICA 1.5%		
Corporate Bonds 0.4%		
Eskom Holdings, 5.75%, 1/26/21 (USD) (1)	12,537,000	14,355
Sappi Papier, 6.625%, 4/15/18 (EUR)	3,500,000	4,610

Standard Bank, 8.125%, 12/2/19 (USD)	3,000,000	3,382
		22,347
Government Bonds 1.1%		
Republic of South Africa, 6.75%, 3/31/21	187,956,000	22,867
Republic of South Africa, 8.00%, 12/21/18	152,549,000	20,076
Republic of South Africa, 10.50%, 12/21/26	12,245,000	1,863
Republic of South Africa, 13.50%, 9/15/15	76,961,000	11,272
		56,078
Total South Africa (Cost $74,640)		78,425
SOUTH KOREA 1.8%		
Corporate Bonds 0.2%		
Export-Import Bank of Korea, 4.625%, 2/20/17 (EUR)	1,186,000	1,698
Hyundai Capital America, 4.00%, 6/8/17 (USD)	4,000,000	4,319
Hyundai Capital Services, 3.50%, 9/13/17 (USD) (1)	1,530,000	1,602
		7,619
Government Bonds 1.6%		
Korea Treasury Bond, 4.25%, 6/10/21	13,328,470,000	13,168
Korea Treasury Bond, 4.50%, 3/10/15	49,239,360,000	46,104
Korea Treasury Bond, 5.00%, 6/10/20	23,009,050,000	23,630
		82,902
Total South Korea (Cost $80,939)		90,521
SPAIN 3.5%		
Corporate Bonds 1.9%		
Banco Bilbao Vizcaya Argentaria, 3.00%, 10/9/14	9,550,000	12,210
Banco Bilbao Vizcaya Argentaria, 4.875%, 1/23/14	3,000,000	3,910
Banco Santander, 4.625%, 1/20/16	19,500,000	25,897
Gas Natural Capital Markets, 4.125%, 1/26/18	2,700,000	3,324
Gas Natural Capital Markets, 5.25%, 7/9/14	2,800,000	3,748
Instituto de Credito Oficial, 4.375%, 5/20/19	9,954,000	11,712

Instituto de Credito Oficial, 6.00%, 3/8/21	9,358,000	11,678
Repsol International Finance, 4.75%, 2/16/17	2,250,000	2,990
Santander International Debt, 3.381%, 12/1/15	1,400,000	1,754
Santander International Debt, 3.50%, 3/10/15	4,450,000	5,640
Telefonica Emisiones, 3.661%, 9/18/17	3,500,000	4,318
Telefonica Emisiones, 4.75%, 2/7/17	3,500,000	4,571
Telefonica Emisiones, 5.375%, 2/2/18 (GBP)	1,900,000	3,069
		94,821
Government Bonds 1.6%		
Kingdom of Spain, 4.10%, 7/30/18	21,314,000	25,979
Kingdom of Spain, 4.60%, 7/30/19	31,542,000	38,630
Kingdom of Spain, 5.75%, 7/30/32	13,603,000	15,886
		80,495
Total Spain (Cost $187,440)		175,316
SUPRANATIONAL 1.2%		
Corporate Bonds 1.2%		
European Investment Bank, 8.75%, 8/25/17 (GBP)	13,208,000	28,560
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	11,649,000	13,622
International Bank for Reconstruction & Development 3.875%, 5/20/19 (EUR)	12,023,000	18,185
Total Supranational (Cost $55,182)		60,367
SWEDEN 1.1%		
Corporate Bonds 0.9%		
Nordea Bank, 3.75%, 2/24/17 (EUR)	4,300,000	6,097
Nordea Bank, 3.875%, 12/15/15 (GBP)	1,000,000	1,734
Securitas, 6.50%, 4/2/13 (EUR)	2,350,000	3,104
Skandinaviska Enskilda Banken, 3.75%, 5/19/16 (EUR)	2,750,000	3,838
Skandinaviska Enskilda Banken, 6.625%, 7/9/14 (GBP)	1,000,000	1,759
Svenska Handelsbanken, 4.875%, 3/25/14 (EUR)	2,950,000	4,023
Svenska Handelsbanken, 5.50%, 5/26/16 (GBP)	2,800,000	5,115

Republic of Turkey, 10.50%, 1/15/20	10,166,000	6,406
		22,391
Total Turkey (Cost $31,643)		30,901

UKRAINE 0.2%

Corporate Bonds 0.2%

Avangardco Investments, 10.00%, 10/29/15 (USD)	3,000,000	2,595
DTEK Finance, 9.50%, 4/28/15 (USD)	3,000,000	3,015
MHP, 10.25%, 4/29/15 (USD)	3,550,000	3,621
Mriya Agro Holding, 10.95%, 3/30/16 (USD)	3,000,000	2,865
Total Ukraine (Cost $12,537)		12,096

UNITED ARAB EMIRATES 0.2%

Corporate Bonds 0.2%

DP World Sukuk, 6.25%, 7/2/17 (USD)	2,000,000	2,187
Dubai Electricity & Water, 7.375%, 10/21/20 (USD) (1)	4,000,000	4,696
IPIC GMTN, 5.875%, 3/14/21 (EUR)	3,000,000	4,497
Total United Arab Emirates (Cost $9,704)		11,380

UNITED KINGDOM 9.8%

Corporate Bonds 5.1%

Anglo American Capital, 2.75%, 6/7/19 (EUR)	3,000,000	3,874
Aviva, FRN, 6.875%, 5/22/38 (EUR)	4,000,000	4,957
B.A.T International Finance, 5.375%, 6/29/17 (EUR)	3,450,000	5,214
B.A.T. International Finance, 6.375%, 12/12/19	1,495,000	3,030
BAA Funding, 4.60%, 2/15/18	3,500,000	5,009
BAA Funding, 5.225%, 2/15/25	2,400,000	4,446
BAE Systems, 4.125%, 6/8/22	600,000	1,016
Barclays Bank, 4.00%, 10/7/19 (EUR)	18,450,000	27,404
Barclays Bank, 5.25%, 5/27/14 (EUR)	3,700,000	5,092
Barclays Bank, 5.75%, 8/17/21	1,200,000	2,340
BG Energy Capital, 5.125%, 12/7/17	1,000,000	1,872

BG Energy Capital, 5.875%, 11/13/12	737,000	1,193
BP Capital Markets, 3.83%, 10/6/17 (EUR)	4,000,000	5,717
British Sky Broadcasting Finance, 5.75%, 10/20/17	2,100,000	3,942
British Telecommunications, 6.50%, 7/7/15 (EUR)	1,700,000	2,499
British Telecommunications, 8.625%, 3/26/20	1,593,000	3,524
Centrica, 5.125%, 12/10/14	1,000,000	1,750
Crown Newco, 7.00%, 2/15/18	1,800,000	3,023
Crown Newco, 7.00%, 2/15/18 (1)	1,700,000	2,855
Eastern Power Networks, 4.75%, 9/30/21	1,200,000	2,174
Experian Finance, 4.75%, 11/23/18	1,200,000	2,178
Experian Finance, 4.75%, 2/4/20 (EUR)	3,000,000	4,525
FCE Bank, 4.75%, 1/19/15	3,600,000	4,892
FCE Bank, 5.125%, 11/16/15	550,000	939
G4S, 7.75%, 5/13/19	1,200,000	2,416
HSBC Bank, 3.875%, 10/24/18	5,500,000	7,956
HSBC Bank Canada, 3.558%, 10/4/17 (CAD)	1,120,000	1,200
HSBC Holdings, 6.25%, 3/19/18 (EUR)	2,500,000	3,684
HSBC Holdings, FRN, 9.875%, 4/8/18	2,300,000	3,860
Imperial Tobacco Finance, 4.50%, 7/5/18 (EUR)	4,000,000	5,767
Imperial Tobacco Finance, 7.75%, 6/24/19	1,200,000	2,501
Intercontinental Hotels, 6.00%, 12/9/16	1,100,000	2,006
Kingfisher, 5.625%, 12/15/14	1,290,000	2,222
Legal & General Group, FRN, 4.00%, 6/8/25 (EUR)	3,800,000	4,664
Lloyds TSB Bank, 6.375%, 6/17/16 (EUR)	5,950,000	8,977
Lloyds TSB Bank, 6.50%, 3/24/20 (EUR)	2,600,000	3,365
Lloyds TSB Bank, 7.50%, 4/15/24	1,000,000	2,107
Marks & Spencer, 5.625%, 3/24/14	1,389,000	2,354
Mu Finance, 8.75%, 2/1/17 (1)	2,500,000	4,400
Mu Finance, 8.75%, 2/1/17	500,000	880
National Express Group, 6.25%, 1/13/17	1,200,000	2,115
National Grid, 5.00%, 7/2/18 (EUR)	3,933,000	5,958
National Grid, 6.125%, 4/15/14	1,100,000	1,903
National Grid, 6.50%, 4/22/14 (EUR)	1,700,000	2,374
National Grid Gas, 6.00%, 6/7/17	350,000	673
Nationwide Building Society, 3.75%, 1/20/15 (EUR)	3,000,000	4,057

Nationwide Building Society, 4.375%, 2/28/22 (EUR)	9,300,000	14,125
Nationwide Building Society, 5.625%, 9/9/19	1,300,000	2,458
Nationwide Building Society, 6.75%, 7/22/20	3,000,000	4,102
Next, 5.875%, 10/12/16	1,200,000	2,186
Northumbrian Water Finance, 6.00%, 10/11/17	400,000	764
Odeon & UCI Finco, 9.00%, 8/1/18	5,700,000	9,290
R&R Ice Cream, 8.375%, 11/15/17	3,500,000	4,734
Rentokil Initial, 5.75%, 3/31/16	1,500,000	2,624
Rolls-Royce, 6.75%, 4/30/19	1,000,000	2,049
Royal Bank of Scotland, 4.75%, 5/18/16 (EUR)	2,500,000	3,559
Royal Bank of Scotland, 5.25%, 5/15/13 (EUR)	2,300,000	3,037
Royal Bank of Scotland, 5.375%, 9/30/19 (EUR)	3,500,000	5,244
Royal Bank of Scotland, 5.75%, 5/21/14 (EUR)	3,000,000	4,136
Royal Bank of Scotland, 6.375%, 4/29/14	1,000,000	1,727
Scottish Power, 8.375%, 2/20/17	794,000	1,554
Severn Trent Water Utilities, 5.25%, 3/11/16 (EUR)	2,435,000	3,543
Severn Trent Water Utilities, 6.00%, 1/22/18	900,000	1,729
Tesco, 6.125%, 2/24/22	2,500,000	4,880
Virgin Media Finance, 8.875%, 10/15/19	3,000,000	5,432
Vodafone Group, 8.125%, 11/26/18	1,300,000	2,803
		258,880
Government Bonds 4.7%		
Government of the United Kingdom, 4.25%, 6/7/32	47,999,000	96,517
Government of the United Kingdom, 4.25%, 9/7/39	54,136,000	107,180
Government of the United Kingdom, 4.50%, 3/7/13	8,717,000	14,330
Government of the United Kingdom, 4.50%, 12/7/42	9,633,000	19,874
		237,901
Total United Kingdom (Cost $447,610)		496,781
UNITED STATES 3.6%		
Corporate Bonds 3.6%		
American International Group, 6.797%, 11/15/17 (EUR)	2,500,000	3,795
AON Financial Services Luxembourg, 6.25%, 7/1/14 (EUR)	2,300,000	3,182

AT&T, 5.875%, 4/28/17 (GBP)	1,000,000	1,901
Bank of America, 4.625%, 2/18/14 (EUR)	1,587,000	2,129
Bank of America, 4.625%, 8/7/17 (EUR)	4,000,000	5,619
Bank of America, 4.75%, 4/3/17 (EUR)	3,500,000	4,943
Bank of America, 5.50%, 12/4/19 (GBP)	1,750,000	3,178
Citigroup, 3.50%, 8/5/15 (EUR)	3,535,000	4,777
Citigroup, 5.00%, 8/2/19 (EUR)	2,688,000	3,880
Citigroup, 6.25%, 9/2/19 (GBP)	1,888,000	3,599
Citigroup, 6.40%, 3/27/13 (EUR)	3,240,000	4,275
Citigroup, FRN, 0.857%, 5/31/17 (EUR)	1,750,000	1,968
Citigroup, FRN, 4.75%, 2/10/19 (EUR)	1,587,000	1,851
Citigroup Finance Canada, 6.75%, 9/22/14 (CAD)	996,000	1,093
CRH Finance, 7.375%, 5/28/14 (EUR)	3,600,000	5,089
GE Capital Canada Funding, 5.73%, 10/22/37 (CAD)	1,693,000	2,107
GE Capital Euro Funding, 4.625%, 2/22/27 (EUR)	3,750,000	5,567
GE Capital Euro Funding, 5.25%, 5/18/15 (EUR)	5,554,000	7,871
GE Capital Euro Funding, 5.375%, 1/16/18 (EUR)	3,373,000	5,043
GE Capital Trust IV, FRN, 4.625%, 9/15/66 (EUR)	3,000,000	3,623
GMAC International Finance, 7.50%, 4/21/15 (EUR)	3,600,000	4,985
Goldman Sachs, 4.50%, 1/30/17 (EUR)	6,000,000	8,252
Goldman Sachs, 5.125%, 10/16/14 (EUR)	4,150,000	5,693
Goldman Sachs, 6.125%, 2/14/17 (GBP)	1,195,000	2,147
Goldman Sachs, 6.375%, 5/2/18 (EUR)	591,000	885
IBM, 6.625%, 1/30/14 (EUR)	650,000	903
JPMorgan Chase, 4.25%, 1/25/17 (GBP)	1,000,000	1,765
JPMorgan Chase, 4.375%, 1/30/14 (EUR)	4,100,000	5,517
JPMorgan Chase, 5.25%, 1/14/15 (EUR)	3,000,000	4,229
JPMorgan Chase, FRN, 4.375%, 11/12/19 (EUR)	2,800,000	3,471
Kraft Foods, 6.25%, 3/20/15 (EUR)	2,700,000	3,900
Kraft Foods, 7.25%, 7/18/18 (GBP)	1,400,000	2,847
Manpower, 4.75%, 6/14/13 (EUR)	1,600,000	2,096
Merrill Lynch, 4.45%, 1/31/14 (EUR)	3,081,000	4,107
MetLife Global Funding I, 4.625%, 5/16/17 (EUR)	2,300,000	3,332
Molson Coors International, 3.95%, 10/6/17 (CAD)	2,235,000	2,363
Morgan Stanley, 4.90%, 2/23/17 (CAD)	2,375,000	2,487

Morgan Stanley, 5.00%, 5/2/19 (EUR)	3,000,000	4,082
Morgan Stanley, 5.125%, 11/30/15 (GBP)	2,000,000	3,409
Morgan Stanley, 5.375%, 8/10/20 (EUR)	1,500,000	2,065
Morgan Stanley, 5.50%, 10/2/17 (EUR)	6,000,000	8,426
New York Life Global Funding, 4.375%, 1/19/17 (EUR)	2,300,000	3,256
New York Life Global Funding, 5.125%, 2/3/15 (GBP)	1,500,000	2,628
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	2,683,000	4,585
Philip Morris International, 5.875%, 9/4/15 (EUR)	800,000	1,174
Principal Financial Global Funding II, 4.50%, 1/26/17 (EUR)	3,500,000	4,832
SLM Corporation, 4.75%, 3/17/14 (EUR)	4,000,000	5,204
Toyota Motor Credit, 4.00%, 12/7/17 (GBP)	500,000	897
UnityMedia, 7.50%, 3/15/19 (EUR) (1)	4,175,000	5,915
Total United States (Cost $179,196)		180,942

SHORT-TERM INVESTMENTS 2.8%

Money Market Funds 2.1%

T. Rowe Price Reserve Investment Fund, 0.11% (2)(3)	106,949,664	106,950
		106,950

Treasury Debt 0.7%

U.S. Treasury Notes, 0.375%, 10/31/12 (4)	31,674,000	31,681
		31,681
Total Short-Term Investments (Cost $138,631)		138,631

Total Investments in Securities

97.7% of Net Assets (Cost $4,727,106) **$ 4,949,278**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $248,121 and represents 4.9% of net assets.

(2) Affiliated Companies

(3) Seven-day yield

JPMorgan Chase	11/16/12	MXN	29,237	USD	2,191	70
JPMorgan Chase	11/16/12	PLN	1,593	USD	492	2
JPMorgan Chase	11/16/12	RUB	804,429	USD	25,025	575
JPMorgan Chase	11/16/12	SEK	1,723	USD	257	5
JPMorgan Chase	11/16/12	USD	25,256	AUD	24,292	155
JPMorgan Chase	11/16/12	USD	2,442	AUD	2,379	(16)
JPMorgan Chase	11/16/12	USD	26,991	BRL	55,317	(144)
JPMorgan Chase	11/16/12	USD	1,310	CHF	1,252	(22)
JPMorgan Chase	11/16/12	USD	783	CZK	15,629	(16)
JPMorgan Chase	11/16/12	USD	8,974	DKK	53,483	(253)
JPMorgan Chase	11/16/12	USD	15,905	EUR	12,238	171
JPMorgan Chase	11/16/12	USD	313,314	EUR	253,287	(12,319)
JPMorgan Chase	11/16/12	USD	11,131	GBP	6,985	(148)
JPMorgan Chase	11/16/12	USD	38,541	HKD	298,857	(2)
JPMorgan Chase	11/16/12	USD	16,560	JPY	1,287,909	51
JPMorgan Chase	11/16/12	USD	17,626	MXN	229,531	(127)
JPMorgan Chase	11/16/12	USD	70,908	PLN	236,889	(2,635)
JPMorgan Chase	11/16/12	USD	926	TRY	1,703	(15)
JPMorgan Chase	11/16/12	USD	788	ZAR	6,540	7
JPMorgan Chase	11/16/12	USD	1,139	ZAR	9,677	(16)
JPMorgan Chase	11/16/12	ZAR	7,932	USD	932	15
JPMorgan Chase	12/21/12	MYR	125,400	USD	40,833	(39)
Morgan Stanley	11/16/12	RUB	806,661	USD	25,499	172
Morgan Stanley	11/16/12	USD	1,250	BRL	2,551	(1)
Morgan Stanley	11/16/12	USD	14,008	EUR	11,038	(182)
Royal Bank of Canada	11/16/12	CAD	25,776	USD	25,964	229
Royal Bank of Canada	11/16/12	CAD	16,330	USD	16,634	(39)
Royal Bank of Canada	11/16/12	DKK	82,050	USD	13,636	519
Royal Bank of Canada	11/16/12	SEK	279,387	USD	41,683	793
Royal Bank of Canada	11/16/12	USD	28,620	CAD	27,974	193
Royal Bank of Canada	11/16/12	USD	4,547	CAD	4,489	(15)
Royal Bank of Canada	11/16/12	USD	1,843	EUR	1,470	(47)
Royal Bank of Canada	11/16/12	USD	11,370	NOK	67,795	(444)
Royal Bank of Scotland	11/16/12	CHF	60,134	USD	61,914	2,076
Royal Bank of Scotland	11/16/12	GBP	9,123	USD	14,495	235
Royal Bank of Scotland	11/16/12	SGD	16,479	USD	13,231	197
Royal Bank of Scotland	11/16/12	USD	1,344	AUD	1,305	(4)
Royal Bank of Scotland	11/16/12	USD	3,428	EUR	2,788	(157)
Royal Bank of Scotland	11/16/12	USD	3,591	GBP	2,255	(50)
Royal Bank of Scotland	11/16/12	USD	2,412	JPY	189,831	(21)
Royal Bank of Scotland	11/16/12	USD	2,612	NOK	15,452	(81)
State Street	11/16/12	CAD	139,176	USD	139,899	1,529
State Street	11/16/12	USD	1,127	CAD	1,115	(6)
State Street	11/16/12	USD	465	GBP	296	(13)
UBS Investment Bank	11/16/12	USD	2,959	EUR	2,250	66
UBS Investment Bank	11/16/12	USD	2,502	GBP	1,583	(54)
Net unrealized gain (loss) on open forward currency exchange contracts						$ (4,638)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. The fund is required to deposit collateral with the broker in the form of cash or securities in an amount sufficient to cause the value of its account to equal a specified percentage of the aggregate value of the fund’s futures contracts with that broker (margin requirement). The margin requirement must then be maintained at the established level over the life of the contract and is restricted from withdrawal by the fund; however, any amounts in excess of the margin requirement may be withdrawn at the fund’s election. Fluctuations in the value of a futures contract reflect changes in the value of the underlying financial instrument and are recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the cumulative amount of unrealized gain or loss. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC instruments, collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. For exchange-traded instruments, margin posted by the fund is held by the broker. Securities posted by the fund as collateral or to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of September 30, 2012, securities valued at $17,815,000 had been posted by the fund to counterparties for covered OTC instruments. As of September 30, 2012, collateral pledged by counterparties to the fund for covered OTC instruments consisted of securities valued at $6,938,000. As of September 30, 2012, cash of $3,100,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $4,727,106,000. Net unrealized gain aggregated $217,000,000 at period-end, of which $302,672,000 related to appreciated investments and $85,672,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Emerging Markets Bond Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Par/Shares	Value
ANGOLA 0.2%		
Corporate Bonds 0.2%		
Standard Bank, CLN (Reference: Angolan Ministry of Finance) FRN, 3.98%, 11/15/12 (USD)	6,800,000	6,874
Total Angola (Cost $6,799)		6,874
ARGENTINA 1.8%		
Corporate Bonds 0.6%		
Aeropuertos Argentina 2000, 10.75%, 12/1/20 (USD) (1)	2,166,900	2,145
Arcos Dorados Holdings, 10.25%, 7/13/16 (1)	13,540,000	7,180
Banco Galicia y Buenos Aires, 8.75%, 5/4/18 (USD) (1)	10,430,000	9,074
IRSA Inversiones y Representaciones 11.50%, 7/20/20 (USD) (1)	5,715,000	5,453
		23,852
Government Bonds 1.2%		
City of Buenos Aires, 12.50%, 4/6/15 (USD) (1)	5,625,000	5,709
Republic of Argentina, 7.00%, 10/3/15 (USD)	1,349,945	1,237
Republic of Argentina, 8.28%, 12/31/33 (USD)	36,437,817	28,786
Republic of Argentina, FRN, 2.50%, 12/31/38 (USD)	24,015,000	8,910
		44,642
Total Argentina (Cost $72,555)		68,494
BRAZIL 13.4%		
Corporate Bonds 5.1%		
Banco Bradesco/Cayman Islands, 4.125%, 5/16/16 (USD) (1)	7,950,000	8,419
Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (USD)	2,800,000	3,137
Banco do Estado do Rio Grande do Sul 7.375%, 2/2/22 (USD) (1)	9,200,000	10,281
BFF International, 7.25%, 1/28/20 (USD)	1,650,000	1,993
BR Malls International Finance, 9.75%, 11/29/49 (USD)	5,773,000	5,816
BR Properties, 9.00%, 10/29/49 (USD) (1)	10,325,000	11,254
BRF - Brasil Foods, 5.875%, 6/6/22 (USD) (1)	2,315,000	2,535
Brasil Telecom, 9.75%, 9/15/16 (1)	10,600,000	5,516

Centrais Electricas Brasileiras, 5.75%, 10/27/21 (USD) (1)	9,835,000	10,991
Centrals Electricas do Para, 10.50%, 6/3/16 (USD) (1)(2)(4)	8,375,000	1,843
Cia de Saneamento Basico, 6.25%, 12/16/20 (USD) (1)	5,000,000	5,400
Cosan Finance, 7.00%, 2/1/17 (USD)	2,500,000	2,881
Embraer, 5.15%, 6/15/22 (USD)	3,600,000	3,873
General Shopping Finance, 10.00%, 11/29/49 (USD) (1)	7,400,000	7,583
General Shopping Finance, 10.00%, 11/29/49 (USD)	85,000	87
Itau Unibanco Holding, 5.65%, 3/19/22 (USD) (1)	5,870,000	6,163
Minerva Luxembourg, 12.25%, 2/10/22 (USD) (1)	8,350,000	9,675
Minerva Overseas II, 10.875%, 11/15/19 (USD) (1)	7,655,000	8,535
Net Servicos de Comunicacao, 7.50%, 1/27/20 (USD)	4,175,000	4,869
Odebrecht Finance, 7.125%, 6/26/42 (USD) (1)	8,325,000	9,295
OGX Petroleo, 8.50%, 6/1/18 (USD)	3,600,000	3,258
Petrobras International Finance, 5.375%, 1/27/21 (USD)	14,135,000	16,001
Petrobras International Finance, 6.75%, 1/27/41 (USD)	6,800,000	8,483
Petrobras International Finance, 6.875%, 1/20/40 (USD)	8,900,000	11,244
Petrobras International Finance, 7.875%, 3/15/19 (USD)	5,100,000	6,433
TAM Capital, 7.375%, 4/25/17 (USD)	4,120,000	4,480
TAM Capital 2, 9.50%, 1/29/20 (USD)	1,600,000	1,784
TAM Capital 2, 9.50%, 1/29/20 (USD) (1)	1,000,000	1,115
Vale Overseas Limited, 4.375%, 1/11/22 (USD)	1,960,000	2,071
Virgolino de Oliveira Finance, 10.50%, 1/28/18 (USD)	1,000,000	1,000
Virgolino de Oliveira Finance, 11.75%, 2/9/22 (USD)	6,000,000	6,000
Votorantim Cimentos, 7.25%, 4/5/41 (USD) (1)	9,700,000	10,549
		192,564
Government Bonds 8.3%		
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	65,459,000	32,683
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	53,736,000	27,086
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	10,370,000	5,164
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23	52,346,000	25,792
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/15	44,155,000	50,949
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/16	21,986,000	26,022

Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/24	15,265,000	19,583
Republic of Brazil, 5.625%, 1/7/41 (USD)	26,760,000	34,387
Republic of Brazil, 5.875%, 1/15/19 (USD)	920,000	1,150
Republic of Brazil, 7.125%, 1/20/37 (USD)	46,144,000	69,793
Republic of Brazil, 8.25%, 1/20/34 (USD)	11,600,000	19,227
		311,836
Total Brazil (Cost $479,928)		504,400
CHILE 0.6%		
Corporate Bonds 0.6%		
Banco del Estado - Chile, 3.875%, 2/8/22 (USD) (1)	2,500,000	2,661
Banco del Estado - Chile, 4.125%, 10/7/20 (USD)	3,807,000	4,150
Banco Santander Chile, 3.875%, 9/20/22 (USD) (1)	1,665,000	1,675
Codelco, 3.00%, 7/17/22 (USD) (1)	2,560,000	2,587
Codelco, 3.00%, 7/17/22 (USD)	10,000,000	10,133
Codelco, 6.15%, 10/24/36 (USD)	1,135,000	1,463
Empresa Nacional Del Petroleo, 4.75%, 12/6/21 (USD) (1)	170,000	183
Total Chile (Cost $21,954)		22,852
CHINA 3.7%		
Corporate Bonds 3.7%		
Central China Real Estate, 12.25%, 10/20/15 (USD)	14,000,000	15,330
China Resources Gas Group, 4.50%, 4/5/22 (USD) (1)	7,000,000	7,607
China Shanshui Cement, 8.50%, 5/25/16 (USD) (1)	12,150,000	12,393
China Shanshui Cement, 10.50%, 4/27/17 (USD) (1)	2,938,000	3,114
CNOOC Finance 2012, 3.875%, 5/2/22 (USD) (1)	2,820,000	2,998
COSL Finance BVI, 3.25%, 9/6/22 (USD) (1)	2,900,000	2,886
Country Garden Holdings, 10.50%, 8/11/15 (USD)	2,650,000	2,889
Country Garden Holdings, 11.125%, 2/23/18 (USD) (1)	13,550,000	14,871
Country Garden Holdings, 11.125%, 2/23/18 (USD)	3,000,000	3,293
ENN Energy Holdings, 6.00%, 5/13/21 (USD) (1)	6,250,000	7,027
ENN Energy Holdings, 6.00%, 5/13/21 (USD)	750,000	843

KWG Property Holdings, 12.50%, 8/18/17 (USD)	493,000	530
KWG Property Holdings, 12.75%, 3/30/16 (USD)	11,400,000	12,445
KWG Property Holdings, 13.25%, 3/22/17 (USD)	1,507,000	1,662
Mega Advance Investments, 5.00%, 5/12/21 (USD) (1)	12,800,000	14,410
Talent Yield Investments, 4.50%, 4/25/22 (USD) (1)	2,500,000	2,717
Tencent Holdings, 4.625%, 12/12/16 (USD) (1)	10,200,000	10,891
Tingyi Cayman Islands Holding, 3.875%, 6/20/17 (USD)	8,100,000	8,504
West China Cement, 7.50%, 1/25/16 (USD) (1)	6,500,000	5,834
Yancoal International Resources Development 5.73%, 5/16/22 (USD) (1)	8,120,000	8,461
Total China (Cost $127,879)		138,705
COLOMBIA 1.2%		
Corporate Bonds 1.0%		
BanColombia, 5.95%, 6/3/21 (USD)	7,160,000	8,091
Colombia Telecomm, 5.375%, 9/27/22 (USD) (1)	7,370,000	7,499
Empresa de Energia de Bogota, 6.125%, 11/10/21 (USD) (1)	12,400,000	13,702
Pacific Rubiales Energy, 7.25%, 12/12/21 (USD) (1)	2,800,000	3,304
Pacific Rubiales Energy, 7.25%, 12/12/21 (USD)	3,298,000	3,891
		36,487
Government Bonds 0.2%		
Republic of Colombia, 6.125%, 1/18/41 (USD)	5,380,000	7,317
Republic of Colombia, 7.375%, 3/18/19 (USD)	440,000	584
		7,901
Total Colombia (Cost $40,492)		44,388
CONGO 0.1%		
Government Bonds 0.1%		
Republic of Congo, FRN, 3.00%, 6/30/29 (USD)	2,588,750	2,207
Total Congo (Cost $1,642)		2,207

GEORGIA 0.8%		
Corporate Bonds 0.7%		
Bank of Georgia, 7.75%, 7/5/17 (USD) (1)	16,500,000	16,928
Georgian Railway, 7.75%, 7/11/22 (USD) (1)	7,570,000	8,676
		25,604
Government Bonds 0.1%		
Republic of Georgia, 6.875%, 4/12/21 (USD) (1)	200,000	231
Republic of Georgia, 6.875%, 4/12/21 (USD)	4,200,000	4,851
		5,082
Total Georgia (Cost $28,505)		30,686
GRENADA 0.1%		
Government Bonds 0.1%		
Government of Grenada, FRN, 4.50%, 9/15/25 (USD)	6,150,000	3,321
Total Grenada (Cost $4,830)		3,321
HONG KONG 0.9%		
Corporate Bonds 0.9%		
CFG Investment, 9.75%, 7/30/19 (USD) (1)	13,500,000	10,800
Howes Capital, 4.75%, 4/10/17 (USD)	5,000,000	5,310
LS Finance 2017, 5.25%, 1/26/17 (USD)	3,350,000	3,614
RKI Finance (2010), 9.50%, 9/21/15 (USD)	1,500,000	1,540
Sun Hung Kai Property, 4.50%, 2/14/22 (USD)	6,800,000	7,313
Swire Property, 4.375%, 6/18/22 (USD)	4,700,000	5,101
Total Hong Kong (Cost $35,734)		33,678
HUNGARY 0.9%		
Government Bonds 0.9%		
Republic of Hungary, 4.75%, 2/3/15 (USD)	31,745,000	31,937

Republic of Hungary, 7.625%, 3/29/41 (USD)	1,300,000	1,476
Total Hungary (Cost $30,900)		33,413
ICELAND 0.6%		
Government Bonds 0.6%		
Republic of Iceland, 4.875%, 6/16/16 (USD) (1)	14,430,000	15,009
Republic of Iceland, 4.875%, 6/16/16 (USD)	2,900,000	3,025
Republic of Iceland, 5.875%, 5/11/22 (USD) (1)	3,030,000	3,269
Total Iceland (Cost $20,240)		21,303
INDIA 0.3%		
Corporate Bonds 0.3%		
ICICI Bank Dubai, 4.70%, 2/21/18 (USD) (1)	3,600,000	3,755
Reliance Holdings, 5.40%, 2/14/22 (USD) (1)	4,500,000	4,803
Reliance Holdings, 6.25%, 10/19/40 (USD) (1)	3,000,000	3,384
Total India (Cost $11,175)		11,942
INDONESIA 7.1%		
Corporate Bonds 1.9%		
Majapahit Holdings, 7.75%, 1/20/20 (USD)	6,850,000	8,648
Majapahit Holdings, 7.875%, 6/29/37 (USD)	7,400,000	9,676
Majapahit Holdings, 8.00%, 8/7/19 (USD) (1)	10,670,000	13,524
Pertamina, 6.00%, 5/3/42 (USD) (1)	8,504,000	9,248
Pertamina, 6.00%, 5/3/42 (USD)	4,250,000	4,634
Pertamina, 6.50%, 5/27/41 (USD) (1)	5,000,000	5,775
Perusahaan Listrik Negara, 5.50%, 11/22/21 (USD) (1)	5,600,000	6,293
PT Adaro Indonesia, 7.625%, 10/22/19 (USD) (1)	12,340,000	13,697
		71,495
Government Bonds 5.2%		
Perusahaan Penerbit, 4.00%, 11/21/18 (USD) (1)	1,180,000	1,251
Republic of Indonesia, 3.75%, 4/25/22 (USD) (1)	62,250,000	65,985

IVORY COAST 0.3%

Government Bonds 0.3%		
Republic of Cote d'Ivoire, FRN, 3.75%, 12/31/32 (USD) (3)	12,265,000	10,640
Total Ivory Coast (Cost $7,392)		10,640

JAMAICA 1.2%

Corporate Bonds 0.6%		
Air Jamaica, 9.375%, 7/8/15 (USD)	1,105,714	1,156
Clarendon Alumina Production, 8.50%, 11/16/21 (USD)	3,121,429	3,090
Digicel Group, 8.25%, 9/1/17 (USD)	670,000	730
Digicel Group, 8.25%, 9/30/20 (USD) (1)	1,600,000	1,688
Digicel Group, 10.50%, 4/15/18 (USD) (1)	10,750,000	11,852
Digicel Group, 12.00%, 4/1/14 (USD)	2,750,000	3,080
Digicel Limited, 12.00%, 4/1/14 (USD) (1)	1,000,000	1,120
		22,716
Government Bonds 0.6%		
Government of Jamaica, 8.00%, 6/24/19 (USD)	15,352,000	15,525
Government of Jamaica, 8.00%, 3/15/39 (USD)	1,600,000	1,448
Government of Jamaica, 10.625%, 6/20/17 (USD)	5,135,000	5,802
		22,775
Total Jamaica (Cost $43,253)		45,491

KAZAKHSTAN 1.7%

Corporate Bonds 1.7%		
HSBK Europe, 7.25%, 5/3/17 (USD)	600,000	626
Intergas Finance, 6.375%, 5/14/17 (USD)	6,190,000	7,057
Kazakhstan Temir Zholy, 6.375%, 10/6/20 (USD)	230,000	277
Kazakhstan Temir Zholy, 6.95%, 7/10/42 (USD) (1)	1,895,000	2,305
Kazkommertsbank, 8.50%, 5/11/18 (USD) (1)	14,200,000	12,318
KazMunaiGaz Finance, 6.375%, 4/9/21 (USD) (1)	3,550,000	4,280
KazMunaiGaz Finance, 7.00%, 5/5/20 (USD)	27,625,000	34,048

KazMunaiGaz Finance, 9.125%, 7/2/18 (USD)	2,981,000	3,869
Total Kazakhstan (Cost $59,237)		64,780
LEBANON 0.2%		
Government Bonds 0.2%		
Banque du Liban, 10.00%, 4/25/15 (USD)	5,450,000	6,227
Republic of Lebanon, 4.75%, 11/2/16 (USD)	225,000	223
Republic of Lebanon, 6.10%, 10/4/22 (USD)	100,000	102
Republic of Lebanon, 6.375%, 3/9/20 (USD)	225,000	235
Republic of Lebanon, 6.60%, 11/27/26 (USD)	50,000	52
Republic of Lebanon, 8.25%, 4/12/21 (USD)	100,000	116
Republic of Lebanon, 8.50%, 8/6/15 (USD)	225,000	249
Total Lebanon (Cost $6,651)		7,204
LITHUANIA 0.5%		
Government Bonds 0.5%		
Republic of Lithuania, 6.625%, 2/1/22 (USD) (1)	2,500,000	3,110
Republic of Lithuania, 7.375%, 2/11/20 (USD)	12,324,000	15,713
Total Lithuania (Cost $16,579)		18,823
MALAYSIA 0.3%		
Corporate Bonds 0.0%		
Penergangan Malaysia Berhad, 5.625%, 3/15/16 (USD)	575,000	652
		652
Government Bonds 0.3%		
Government of Malaysia, 3.197%, 10/15/15	320,000	104
Wakala Global Sukuk, 4.646%, 7/6/21 (USD)	7,770,000	9,007
		9,111
Total Malaysia (Cost $9,020)		9,763

MEXICO 8.7%

Corporate Bonds 5.4%

America Movil, 8.46%, 12/18/36	29,400,000	2,431
CEMEX, 9.00%, 1/11/18 (USD)	2,100,000	2,111
CEMEX, 9.00%, 1/11/18 (USD) (1)	9,700,000	9,749
CEMEX, FRN, 5.362%, 9/30/15 (USD) (1)	5,155,000	4,936
CEMEX Espana Luxembourg, 9.875%, 4/30/19 (USD)	300,000	308
CEMEX Finance, 9.50%, 12/14/16 (USD) (1)	1,020,000	1,058
Comision Federal de Electricidad, 5.75%, 2/14/42 (USD) (1)	5,000,000	5,613
Controladora Mabe, 7.875%, 10/28/19 (USD)	1,200,000	1,368
Controladora Mabe, 7.875%, 10/28/19 (USD) (1)	10,575,000	12,055
Kansas City Southern de Mexico, 6.125%, 6/15/21 (USD)	2,500,000	2,819
Mexichem, 4.875%, 9/19/22 (USD) (1)	1,085,000	1,104
Pemex Project Funding Master Trust, 5.50%, 2/24/25 (EUR)	5,000,000	7,258
Petroleos Mexicanos, 4.875%, 1/24/22 (USD)	1,965,000	2,225
Petroleos Mexicanos, 5.50%, 1/21/21 (USD)	2,500,000	2,944
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)	42,030,000	46,338
Petroleos Mexicanos, 6.00%, 3/5/20 (USD)	13,575,000	16,290
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)	38,203,000	47,811
Petroleos Mexicanos, Bank of New York, 9.91%, 7/16/15	9,638,000	821
RDS Ultra-Deepwater, 11.875%, 3/15/17 (USD) (1)	10,235,000	11,412
Satmex Escrow, 9.50%, 5/15/17 (USD)	14,300,000	15,265
Sigma Alimentos, 5.625%, 4/14/18 (USD) (1)	8,350,000	9,281
		203,197

Government Bonds 3.3%

United Mexican States, 3.625%, 3/15/22 (USD)	2,600,000	2,842
United Mexican States, 4.75%, 3/8/44 (USD)	29,270,000	32,636
United Mexican States, 5.75%, 10/12/10 (USD)	6,450,000	7,756
United Mexican States, 5.95%, 3/19/19 (USD)	5,768,000	7,181
United Mexican States, 6.05%, 1/11/40 (USD)	16,684,000	22,315
United Mexican States, 6.75%, 9/27/34 (USD)	210,000	300
United Mexican States, 7.50%, 6/3/27	228,995,000	20,601

Federal Republic of Nigeria, Euro Treasury Bills Zero Coupon, 11/8/12	3,200,000	20
		9,027
Total Nigeria (Cost $27,590)		30,821
PAKISTAN 0.0%		
Government Bonds 0.0%		
Islamic Republic of Pakistan, 6.875%, 6/1/17 (USD)	305,000	259
Total Pakistan (Cost $256)		259
PANAMA 0.0%		
Government Bonds 0.0%		
Republic of Panama, 5.20%, 1/30/20 (USD)	125,000	151
Republic of Panama, 6.70%, 1/26/36 (USD)	385,000	543
Republic of Panama, 9.375%, 4/1/29 (USD)	80,000	136
Total Panama (Cost $692)		830
PERU 1.7%		
Corporate Bonds 0.7%		
Banco Credito del Peru, 4.75%, 3/16/16 (USD) (1)	6,720,000	7,123
Banco Credito del Peru, 5.375%, 9/16/20 (USD) (1)	6,225,000	6,754
Corp Lindley, 6.75%, 11/23/21 (USD) (1)	3,410,000	3,845
Corporacion Azucarera del Peru, 6.375%, 8/2/22 (USD) (1)	3,720,000	3,943
Southern Copper, 7.50%, 7/27/35 (USD)	4,890,000	6,085
		27,750
Government Bonds 1.0%		
Republic of Peru, 5.625%, 11/18/50 (USD)	12,645,000	16,533
Republic of Peru, 7.125%, 3/30/19 (USD)	50,000	67
Republic of Peru, 7.84%, 8/12/20 (1)	155,000	74

Republic of Peru, 8.75%, 11/21/33 (USD)	11,553,000	20,189
		36,863
Total Peru (Cost $52,024)		64,613

PHILIPPINES 3.0%

Corporate Bonds 0.3%		
National Power, 6.875%, 11/2/16 (USD)	2,537,000	2,981
National Power, 9.625%, 5/15/28 (USD)	2,100,000	3,255
Power Sector Assets & Liabilities, 7.39%, 12/2/24 (USD)	4,035,000	5,629
		11,865
Government Bonds 2.7%		
Republic of Philippines, 4.95%, 1/15/21	13,000,000	329
Republic of Philippines, 5.00%, 1/13/37 (USD)	12,150,000	14,458
Republic of Philippines, 6.375%, 1/15/32 (USD)	1,130,000	1,533
Republic of Philippines, 6.375%, 10/23/34 (USD)	57,550,000	79,419
Republic of Philippines, 7.50%, 9/25/24 (USD)	555,000	791
Republic of Philippines, 7.75%, 1/14/31 (USD)	3,000,000	4,601
Republic of Philippines, 8.375%, 6/17/19 (USD)	215,000	298
Republic of Philippines, 8.875%, 3/17/15 (USD)	500,000	592
		102,021
Total Philippines (Cost $90,953)		113,886

POLAND 0.5%

Corporate Bonds 0.5%		
Eileme 1, PIK, 14.25%, 8/15/20 (USD) (1)	3,880,411	4,000
Eileme 2, 11.625%, 1/31/20 (USD) (1)	12,950,000	14,601
		18,601
Government Bonds 0.0%		
Republic of Poland, 5.125%, 4/21/21 (USD)	650,000	759

Republic of Poland, 5.25%, 1/15/14 (USD)	600,000	633
		1,392
Total Poland (Cost $18,133)		19,993

QATAR 0.2%

Government Bonds 0.2%

State of Qatar, 5.75%, 1/20/42 (USD) (1)	5,700,000	7,282
Total Qatar (Cost $6,138)		7,282

RUSSIA 13.7%

Corporate Bonds 5.6%

Alfa Bank, 7.50%, 9/26/19 (USD) (1)	6,765,000	6,851
Alfa Bank, 7.875%, 9/25/17 (USD)	2,500,000	2,707
Alfa Bank, 7.875%, 9/25/17 (USD) (1)	11,780,000	12,755
Alrosa Finance, 7.75%, 11/3/20 (USD)	6,000,000	6,825
Gazprom, 4.375%, 9/19/22 (USD) (1)	2,880,000	2,880
Gazprom, 5.999%, 1/23/21 (USD) (1)	3,300,000	3,763
Gazprom, 7.288%, 8/16/37 (USD)	24,268,000	30,699
JSC Severstal, 6.25%, 7/26/16 (USD)	6,500,000	6,827
Lukoil International Finance, 6.125%, 11/9/20 (USD)	800,000	907
Lukoil International Finance, 7.25%, 11/5/19 (USD)	7,535,000	9,108
Metalloinvest Finance, 6.50%, 7/21/16 (USD) (1)	13,700,000	13,974
Metalloinvest Finance, 6.50%, 7/21/16 (USD)	2,600,000	2,652
Novatek Finance, 6.604%, 2/3/21 (USD) (1)	4,500,000	5,282
Promsvyazbank Finance, 6.20%, 4/25/14 (USD)	1,500,000	1,515
Promsvyazbank Finance, 6.20%, 4/25/14 (USD) (1)	15,000,000	15,151
RSHB Capital (Russian Agricultural Bank) 5.298%, 12/27/17 (USD)	3,000,000	3,188
RSHB Capital (Russian Agricultural Bank) 6.299%, 5/15/17 (USD)	15,000,000	16,533
RSHB Capital (Russian Agricultural Bank) 7.75%, 5/29/18 (USD)	620,000	733
RusHydro Finance, 7.875%, 10/28/15	242,000,000	7,597

Russian Railways, 5.739%, 4/3/17 (USD)	1,010,000	1,122
Sberbank of Russia, 6.125%, 2/7/22 (USD) (1)	800,000	886
SCF Capital, 5.375%, 10/27/17 (USD)	3,050,000	3,085
Severstal, 6.70%, 10/25/17 (USD)	100,000	107
Severstal, 6.70%, 10/25/17 (USD) (1)	6,075,000	6,524
TMK Capital, 7.75%, 1/27/18 (USD)	7,700,000	7,893
TNK-BP Finance, 6.625%, 3/20/17 (USD)	5,950,000	6,805
Transneft, 8.70%, 8/7/18 (USD)	1,900,000	2,477
VEB Finance, 6.902%, 7/9/20 (USD) (1)	9,150,000	10,833
VEB Finance, 6.902%, 7/9/20 (USD)	400,000	474
VimpelCom, 7.504%, 3/1/22 (USD)	9,900,000	10,407
VimpelCom, 7.748%, 2/2/21 (USD)	7,300,000	7,820
VTB Bank, 6.551%, 10/13/20 (USD)	3,400,000	3,600
		211,980
Government Bonds 8.1%		
Russian Federation, 4.50%, 4/4/22 (USD)	20,000,000	22,376
Russian Federation, 5.00%, 4/29/20 (USD)	8,100,000	9,319
Russian Federation, 5.625%, 4/4/42 (USD)	7,200,000	8,659
Russian Federation, 5.625%, 4/4/42 (USD) (1)	600,000	721
Russian Federation, 7.85%, 3/10/18 (1)	140,000,000	4,824
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	205,035,718	259,268
		305,167
Total Russia (Cost $458,417)		517,147
SENEGAL 0.0%		
Government Bonds 0.0%		
Republic of Senegal, 8.75%, 5/13/21 (USD)	200,000	243
Total Senegal (Cost $207)		243
SERBIA 0.6%		
Government Bonds 0.6%		
Republic of Serbia, 7.25%, 9/28/21 (USD) (1)	400,000	426

Republic of Serbia, FRN, 6.75%, 11/1/24 (USD)	22,342,504	22,007
Total Serbia (Cost $21,802)		22,433
SOUTH AFRICA 1.1%		
Corporate Bonds 1.0%		
Eskom Holdings, 5.75%, 1/26/21 (USD) (1)	15,600,000	17,862
Eskom Holdings, 5.75%, 1/26/21 (USD)	4,900,000	5,610
Standard Bank, 8.125%, 12/2/19 (USD)	10,600,000	11,951
Transnet, 4.00%, 7/26/22 (USD) (1)	400,000	408
		35,831
Government Bonds 0.1%		
Republic of South Africa, 4.665%, 1/17/24 (USD)	3,073,000	3,465
Republic of South Africa, 6.25%, 3/8/41 (USD)	1,327,000	1,762
Republic of South Africa, 6.875%, 5/27/19 (USD)	275,000	348
		5,575
Total South Africa (Cost $37,282)		41,406
SOUTH KOREA 0.0%		
Corporate Bonds 0.0%		
Hyundai Capital America, 4.00%, 6/8/17 (USD)	1,000,000	1,080
Total South Korea (Cost $1,025)		1,080
SRI LANKA 0.2%		
Government Bonds 0.2%		
Republic of Sri Lanka, 5.875%, 7/25/22 (USD) (1)	4,365,000	4,725
Republic of Sri Lanka, 6.60%, 6/1/14	45,000,000	314
Republic of Sri Lanka, 7.40%, 1/22/15 (USD)	320,000	349
Republic of Sri Lanka, Euro Treasury Bills, Zero Coupon, 1/4/13	14,450,000	108
Republic of Sri Lanka, Euro Treasury Bills, Zero Coupon, 8/2/13	33,940,000	237
Total Sri Lanka (Cost $5,347)		5,733

THAILAND 0.2%		
Corporate Bonds 0.2%		
PTT Global Chemical, 4.25%, 9/19/22 (USD) (1)	5,125,000	5,188
PTTEP Canada International Finance, 6.35%, 6/12/42 (USD) (1)	875,000	1,018
Total Thailand (Cost $5,954)		6,206
TRINIDAD AND TOBAGO 0.3%		
Corporate Bonds 0.3%		
Petroleum Company of Trinidad & Tobago 9.75%, 8/14/19 (USD) (1)	8,400,000	10,878
Total Trinidad and Tobago (Cost $8,567)		10,878
TURKEY 9.3%		
Corporate Bonds 1.4%		
Akbank, 5.125%, 7/22/15 (USD) (1)	6,685,000	6,944
Akbank, 6.50%, 3/9/18 (USD) (1)	4,000,000	4,450
Export Credit Bank of Turkey, 5.875%, 4/24/19 (USD) (1)	1,525,000	1,682
Turkiye Garanti Bankasi, 4.00%, 9/13/17 (USD) (1)	2,625,000	2,633
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD) (1)	12,300,000	13,392
Turkiye Halk Bankasi, 4.875%, 7/19/17 (USD) (1)	10,460,000	10,735
Yasar Holdings, 9.625%, 10/7/15 (USD)	12,750,000	12,782
		52,618
Government Bonds 7.9%		
Republic of Turkey, 5.125%, 3/25/22 (USD)	10,650,000	11,755
Republic of Turkey, 5.625%, 3/30/21 (USD)	19,500,000	22,327
Republic of Turkey, 6.00%, 1/14/41 (USD)	20,800,000	24,076
Republic of Turkey, 6.25%, 9/26/22 (USD)	11,375,000	13,641
Republic of Turkey, 6.75%, 4/3/18 (USD)	8,100,000	9,548
Republic of Turkey, 6.75%, 5/30/40 (USD)	31,800,000	40,306
Republic of Turkey, 6.875%, 3/17/36 (USD)	25,842,000	32,884
Republic of Turkey, 7.00%, 3/11/19 (USD)	29,757,000	36,192
Republic of Turkey, 7.00%, 6/5/20 (USD)	9,663,000	11,922

UNITED ARAB EMIRATES 0.5%		
Corporate Bonds 0.5%		
DP World, 6.85%, 7/2/37 (USD)	4,900,000	5,304
DP World Sukuk, 6.25%, 7/2/17 (USD)	4,910,000	5,369
Dubai Holding Commercial Operations, 6.00%, 2/1/17 (GBP)	2,000,000	2,996
Emaar Sukuk, 8.50%, 8/3/16 (USD)	5,600,000	6,286
Total United Arab Emirates (Cost $17,478)		19,955
UNITED KINGDOM 0.3%		
Corporate Bonds 0.3%		
Nord Anglia Education, 10.25%, 4/1/17 (USD) (1)	8,200,000	8,774
Sable International Finance, 8.75%, 2/1/20 (USD) (1)	1,425,000	1,598
Total United Kingdom (Cost $9,832)		10,372
UNITED STATES 0.7%		
Corporate Bonds 0.3%		
Bunge Limited Finance, 3.20%, 6/15/17 (USD)	1,900,000	1,991
NII Capital, 7.625%, 4/1/21	2,765,000	2,212
NII Capital, 8.875%, 12/15/19	2,840,000	2,393
NII Capital, 10.00%, 8/15/16	4,846,000	4,797
		11,393
Government Bonds 0.2%		
U.S. Treasury Notes, 0.25%, 5/15/15	650,000	649
U.S. Treasury Notes, 1.00%, 3/31/17 (5)	1,000,000	1,020
U.S. Treasury Notes, 2.25%, 1/31/15 (5)	6,459,000	6,755
		8,424
Municipal Securities 0.2%		
Guam Power Auth., 7.50%, 10/1/15	5,335,000	5,504
		5,504
Total United States (Cost $26,026)		25,321

URUGUAY 0.0%		
Government Bonds 0.0%		
Republic of Uruguay, FRN, 7.875%, 1/15/33 (USD)	420,000	659
Total Uruguay (Cost $503)		659
VENEZUELA 9.0%		
Corporate Bonds 3.6%		
Petroleos de Venezuela, 4.90%, 10/28/14 (USD)	1,349,127	1,222
Petroleos de Venezuela, 5.00%, 10/28/15 (USD)	62,755,280	53,499
Petroleos de Venezuela, 5.125%, 10/28/16 (USD)	4,253,562	3,403
Petroleos de Venezuela, 5.25%, 4/12/17 (USD)	38,561,800	30,656
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)	8,400,000	5,229
Petroleos de Venezuela, 8.50%, 11/2/17 (USD)	42,712,100	38,761
Petroleos de Venezuela, 12.75%, 2/17/22 (USD)	4,750,000	4,869
		137,639
Government Bonds 5.4%		
Bolivarian Republic of Venezuela, 6.00%, 12/9/20 (USD)	13,425,500	10,183
Bolivarian Republic of Venezuela, 7.00%, 3/31/38 (USD)	15,005,000	11,066
Bolivarian Republic of Venezuela, 7.65%, 4/21/25 (USD)	23,457,000	18,472
Bolivarian Republic of Venezuela, 8.25%, 10/13/24 (USD)	24,100,000	20,124
Bolivarian Republic of Venezuela, 9.25%, 5/7/28 (USD)	19,548,000	17,300
Bolivarian Republic of Venezuela, 9.375%, 1/13/34 (USD)	4,000,000	3,570
Bolivarian Republic of Venezuela, 11.95%, 8/5/31 (USD)	84,825,900	86,735
Bolivarian Republic of Venezuela, 12.75%, 8/23/22 (USD)	32,765,000	34,977
		202,427
Warrants 0.0%		
Bolivarian Republic of Venezuela, Warrants, 4/15/20 (USD) (4)	7,140	207
		207
Total Venezuela (Cost $285,894)		340,273

VIETNAM 0.4%		
Government Bonds 0.4%		
Socialist Republic of Vietnam, 6.75%, 1/29/20 (USD)	10,053,000	11,209
Socialist Republic of Vietnam, FRN, 1.50%, 3/13/28 (USD)	4,750,000	4,255
Total Vietnam (Cost $14,162)		15,464
ZAMBIA 0.1%		
Government Bonds 0.1%		
Republic of Zambia, 5.375%, 9/20/22 (USD) (1)	4,060,000	4,101
Total Zambia (Cost $3,983)		4,101
SHORT-TERM INVESTMENTS 4.9%		
Money Market Funds 4.9%		
T. Rowe Price Reserve Investment Fund, 0.11% (6)(7)	186,341,298	186,341
Total Short-Term Investments (Cost $186,341)		186,341
Total Investments in Securities		
97.6% of Net Assets (Cost $3,352,835)		**$ 3,686,936**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $886,641 and represents 23.5% of net assets.

(2) Issuer has filed for bankruptcy protection; the amount and timing of future distributions is uncertain.

(3) In default with respect to payment of past interest.

(4) Non-income producing

(5) At September 30, 2012, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(6) Seven-day yield

(7) Affiliated Companies

BRL Brazilian Real

CLN Credit Linked Note

EGP Egyptian Pound

EUR Euro

($000s, except market price)	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Gain (Loss)
Swaps (0.1)%				
Credit Default Swaps, Protection Bought 0.0%				
Bahrain 0.0%				
JPMorgan Chase, Protection Bought (Relevant Credit: Kingdom of Bahrain, 5.50%, 3/31/20) Pay 1.00%, Receive upon credit default, 3/20/16 (USD)	5,000	203	332	(129)
Total Credit Default Swaps, Protection Bought			332	(129)
Credit Default Swaps, Protection Sold (0.1)%				
Egypt (0.0)%				
Deutsche Bank, Protection Sold (Relevant Credit: Arab Republic of Egypt, 5.75%, 4/29/20 $101.13*), Receive 1.00%, Pay upon credit default, 3/20/16 (USD)	5,000	(472)	(417)	(55)
Morgan Stanely, Protection Sold (Relevant Credit: Arab Republic of Egypt, 5.75%, 4/29/20 $101.13*), Receive 1.00%, Pay upon credit default, 3/20/16 (USD)	4,500	(424)	(392)	(32)
			(809)	(87)
Hungary (0.1)%				
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of Hungary, 4.75%, 2/3/15 $100.61*), Receive 1.00%, Pay upon credit default, 6/20/17 (USD)	25,000	(2,960)	(4,588)	1,628
			(4,588)	1,628
Ukraine (0.0)%				
Barclays, Protection Sold (Relevant Credit: Government of Ukraine, 6.75%, 11/14/17 $96.00*), Receive 5.00%, Pay upon credit default, 12/20/15 (USD)	8,000	(384)	(49)	(335)
JPMorgan Chase, Protection Sold (Relevant Credit: Government of Ukraine, 6.58% 11/21/16, $96.70*), Receive 5.00%, Pay upon credit default, 3/20/15 (USD)	9,000	(305)	(210)	(95)
			(259)	(430)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. Collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. Securities posted by the fund as collateral are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of September 30, 2012, securities valued at $6,798,000 had been posted by the fund to counterparties for covered OTC instruments. As of September 30, 2012, collateral pledged by counterparties to the fund for covered OTC instruments consisted of securities valued at $418,000.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $3,352,835,000. Net unrealized gain aggregated $333,670,000 at period-end, of which $369,606,000 related to appreciated investments and $35,936,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Emerging Markets Local Currency Bond Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Par/Shares	Value
ARGENTINA 0.3%		
Corporate Bonds 0.3%		
Arcos Dorados Holdings, 10.25%, 7/13/16 (BRL) (1)	250,000	133
Total Argentina (Cost $136)		133
BRAZIL 8.5%		
Government Bonds 8.5%		
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	1,560,000	779
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	4,090,000	2,061
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	1,427,000	711
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/20	204,000	253
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/45	253,000	344
Republic of Brazil, 12.50%, 1/5/16	202,000	126
Republic of Brazil, 12.50%, 1/5/22	91,000	67
Total Brazil (Cost $4,456)		4,341
CHILE 0.2%		
Corporate Bonds 0.2%		
Codelco, 7.50%, 1/15/19 (USD)	100,000	130
Total Chile (Cost $120)		130
COLOMBIA 3.1%		
Government Bonds 3.1%		
Republic of Colombia, 7.75%, 4/14/21	650,000,000	447
Republic of Colombia, 9.85%, 6/28/27	164,000,000	139
Republic of Colombia, 12.00%, 10/22/15	1,458,000,000	1,001
Total Colombia (Cost $1,527)		1,587

GERMANY 1.3%

Corporate Bonds 1.3%

KfW, 9.25%, 10/22/12 (BRL)	1,310,000	650
Total Germany (Cost $823)		650

HUNGARY 4.6%

Government Bonds 4.6%

Republic of Hungary, 5.50%, 2/12/16	158,480,000	693
Republic of Hungary, 6.00%, 11/24/23	53,120,000	216
Republic of Hungary, 6.50%, 6/24/19	33,950,000	150
Republic of Hungary, 6.75%, 2/24/17	208,040,000	939
Republic of Hungary, 7.50%, 11/12/20	73,630,000	338
Total Hungary (Cost $2,354)		2,336

ICELAND 0.4%

Government Bonds 0.4%

Republic of Iceland, 5.875%, 5/11/22 (USD) (1)	100,000	108
Republic of Iceland, 5.875%, 5/11/22 (USD)	100,000	108
Total Iceland (Cost $201)		216

INDONESIA 8.7%

Government Bonds 8.7%

Republic of Indonesia, 7.00%, 5/15/22	4,288,000,000	482
Republic of Indonesia, 8.25%, 7/15/21	6,553,000,000	792
Republic of Indonesia, 8.25%, 6/15/32	5,183,000,000	631
Republic of Indonesia, 9.50%, 7/15/31	6,459,000,000	877
Republic of Indonesia, 9.50%, 5/15/41	1,449,000,000	200
Republic of Indonesia, 10.00%, 9/15/24	8,039,000,000	1,105
Republic of Indonesia, 10.00%, 2/15/28	2,073,000,000	292

Republic of Indonesia, 10.25%, 7/15/22	501,000,000	68
Total Indonesia (Cost $4,462)		4,447
MALAYSIA 4.7%		
Government Bonds 4.7%		
Malaysian Government, 3.418%, 8/15/22	268,000	87
Malaysian Government, 4.127%, 4/15/32	1,410,000	476
Malaysian Government, 4.16%, 7/15/21	1,026,000	350
Malaysian Government, 4.232%, 6/30/31	864,000	296
Malaysian Government, 4.378%, 11/29/19	1,011,000	350
Malaysian Government, 4.392%, 4/15/26	2,450,000	860
Total Malaysia (Cost $2,387)		2,419
MEXICO 10.3%		
Corporate Bonds 0.5%		
Pemex Project Funding Master Trust, 5.75%, 3/1/18 (USD)	202,000	237
		237
Government Bonds 9.8%		
United Mexican States, 6.50%, 6/9/22	4,748,000	403
United Mexican States, 7.25%, 12/15/16	10,955,000	928
United Mexican States, 7.50%, 6/3/27	15,610,000	1,404
United Mexican States, 8.00%, 12/19/13	2,060,000	167
United Mexican States, 8.00%, 12/17/15	3,041,000	258
United Mexican States, 8.00%, 6/11/20	8,795,000	808
United Mexican States, 8.50%, 11/18/38	3,821,000	373
United Mexican States, 10.00%, 12/5/24	3,253,000	356
United Mexican States, 10.00%, 11/20/36	3,021,000	336
		5,033
Total Mexico (Cost $4,926)		5,270

PHILIPPINES 1.0%		
Government Bonds 1.0%		
Republic of Philippines, 4.95%, 1/15/21	20,000,000	507
Total Philippines (Cost $486)		507
POLAND 4.6%		
Government Bonds 4.6%		
Republic of Poland, 5.00%, 4/25/16	2,483,000	798
Republic of Poland, 5.25%, 10/25/17	1,443,000	472
Republic of Poland, 5.50%, 10/25/19	1,725,000	573
Republic of Poland, 5.75%, 9/23/22	900,000	305
Republic of Poland, 5.75%, 4/25/29	647,000	221
Total Poland (Cost $2,230)		2,369
RUSSIA 4.6%		
Corporate Bonds 3.9%		
RSHB Capital (Russian Agricultural Bank), 8.625%, 2/17/17	13,700,000	455
JPMorgan Chase Bank, CLN (Reference: Russian Federation) 7.50%, 3/19/18	48,576,000	1,567
		2,022
Government Bonds 0.7%		
Russian Federation, 7.85%, 3/10/18	10,000,000	345
		345
Total Russia (Cost $2,418)		2,367
SERBIA 0.3%		
Government Bonds 0.3%		
Republic of Serbia, FRN, 6.75%, 11/1/24 (USD)	166,667	164
Total Serbia (Cost $161)		164

SOUTH AFRICA 10.8%		
Government Bonds 10.8%		
Republic of South Africa, 6.75%, 3/31/21	9,560,000	1,163
Republic of South Africa, 7.00%, 2/28/31	5,904,000	649
Republic of South Africa, 7.25%, 1/15/20	2,021,000	254
Republic of South Africa, 8.00%, 12/21/18	4,718,000	621
Republic of South Africa, 8.25%, 9/15/17	7,617,000	1,009
Republic of South Africa, 10.50%, 12/21/26	5,878,000	894
Republic of South Africa, 13.50%, 9/15/15	3,360,000	492
Republic of South Africa, Inflation-Indexed, 2.50%, 1/31/17	1,522,934	200
Republic of South Africa, Inflation-Indexed, 5.50%, 12/7/23	1,313,672	228
Total South Africa (Cost $5,602)		5,510
SOUTH KOREA 0.9%		
Government Bonds 0.9%		
Korea Treasury Bond, 3.50%, 3/10/17	319,000,000	295
Korea Treasury Bond, 3.75%, 6/10/22	160,540,000	154
Total South Korea (Cost $438)		449
SRI LANKA 2.1%		
Government Bonds 2.1%		
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	140,000	153
Republic of Sri Lanka, 6.60%, 6/1/14	80,270,000	560
Republic of Sri Lanka, 11.75%, 4/1/14	35,700,000	270
Republic of Sri Lanka, Euro Treasury Bills, Zero Coupon, 8/2/13	16,620,000	116
Total Sri Lanka (Cost $1,068)		1,099
SUPRANATIONAL 6.1%		
Corporate Bonds 6.1%		
European Investment Bank, 6.50%, 8/12/14 (PLN)	2,303,000	763
European Investment Bank, 6.50%, 9/30/16 (RUB)	4,400,000	140
European Investment Bank, 10.00%, 9/10/13 (TRY)	2,186,000	1,265

SHORT-TERM INVESTMENTS 5.5%

Money Market Funds 5.5%

T. Rowe Price Reserve Investment Fund, 0.11% (2)(3)	2,789,922	2,790
Total Short-Term Investments (Cost $2,790)		2,790
Total Investments in Securities		
97.5% of Net Assets (Cost $49,360)		**$ 49,862**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $628 and represents 1.2% of net assets.

(2) Affiliated Companies

(3) Seven-day yield

AUD Australian Dollar
BRL Brazilian Real
CLN Credit Linked Note
CLP Chilean Peso
COP Colombian Peso
EUR Euro
FRN Floating-Rate Note
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD U.S. Dollar
ZAR South African Rand

Forward Currency Exchange Contracts
(Amounts in 000s)

Counterparty	Settlement	Receive		Deliver		Unrealized Gain (Loss)
Bank of America Merrill Lynch	11/16/12	HUF	108,214	USD	473	12
Bank of America Merrill Lynch	11/16/12	RUB	10,215	USD	319	6
Bank of America Merrill Lynch	11/16/12	USD	351	COP	636,745	(1)
Bank of America Merrill Lynch	11/16/12	USD	222	MXN	2,866	—
Bank of America Merrill Lynch	11/16/12	USD	825	PEN	2,174	(9)
Bank of America Merrill Lynch	11/16/12	USD	477	ZAR	3,927	8
Barclays Bank	11/14/12	USD	142	IDR	1,371,010	—
Barclays Bank	11/16/12	USD	472	AUD	452	5
Barclays Bank	1/7/13	INR	13,055	USD	230	13
Citibank	11/16/12	CLP	47,416	USD	98	1
Citibank	11/16/12	EUR	186	USD	238	1
Citibank	11/16/12	THB	25,093	USD	794	18
Citibank	11/16/12	USD	239	GBP	153	(8)
Credit Suisse	10/17/12	KRW	306,984	USD	267	9
Credit Suisse	11/16/12	COP	493,425	USD	270	2
Credit Suisse	11/16/12	USD	774	EUR	626	(31)
Credit Suisse	11/16/12	USD	202	MXN	2,677	(5)
Credit Suisse	11/16/12	USD	1,784	TRY	3,250	(13)
Deutsche Bank	11/16/12	RUB	81,433	USD	2,525	66
Deutsche Bank	1/7/13	INR	14,459	USD	260	9
Goldman Sachs	11/16/12	MXN	20,371	USD	1,537	38
JPMorgan Chase	10/17/12	KRW	234,543	USD	207	4
JPMorgan Chase	10/17/12	USD	108	KRW	122,704	(2)
JPMorgan Chase	11/14/12	IDR	390,033	USD	40	—
JPMorgan Chase	11/14/12	IDR	1,145,067	USD	120	(1)
JPMorgan Chase	11/16/12	BRL	157	USD	77	—
JPMorgan Chase	11/16/12	BRL	164	USD	80	—
JPMorgan Chase	11/16/12	COP	47,468	USD	26	—
JPMorgan Chase	11/16/12	HUF	7,561	USD	34	—
JPMorgan Chase	11/16/12	HUF	7,243	USD	33	(1)
JPMorgan Chase	11/16/12	MXN	4,697	USD	360	4
JPMorgan Chase	11/16/12	MXN	645	USD	50	—
JPMorgan Chase	11/16/12	PEN	417	USD	159	1
JPMorgan Chase	11/16/12	PLN	5,429	USD	1,635	51
JPMorgan Chase	11/16/12	PLN	1,457	USD	455	(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Local Currency Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. The fund is required to deposit collateral with the broker in the form of cash or securities in an amount sufficient to cause the value of its account to equal a specified percentage of the aggregate value of the fund’s futures contracts with that broker (margin requirement). The margin requirement must then be maintained at the established level over the life of the contract and is restricted from withdrawal by the fund; however, any amounts in excess of the margin requirement may be withdrawn at the fund’s election. Fluctuations in the value of a futures contract reflect changes in the value of the underlying financial instrument and are recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the cumulative amount of unrealized gain or loss. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

Interest Rate Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration and credit exposure. Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest and/or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC instruments, collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. For exchange-traded instruments, margin posted by the fund is held by the broker. Securities posted by the fund as collateral or to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of September 30, 2012, no collateral was pledged by either the fund or counterparties for covered OTC instruments. As of September 30, 2012, cash of $19,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $49,360,000. Net unrealized gain aggregated $608,000 at period-end, of which $1,635,000 related to appreciated investments and $1,027,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Emerging Markets Corporate Bond Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Par/Shares	Value
BRAZIL 13.5%		
Corporate Bonds 13.5%		
Banco Bradesco/Cayman Islands, 4.125%, 5/16/16 (USD) (1)	400,000	424
Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (USD)	200,000	224
Banco Santander Brasil, 4.625%, 2/13/17 (USD) (1)	200,000	207
BRF - Brasil Foods, 5.875%, 6/6/22 (USD) (1)	200,000	219
Centrais Eletricas Brasileiras, 5.75%, 10/27/21 (USD)	200,000	224
Cia de Saneamento Basico, 6.25%, 12/16/20 (USD)	200,000	216
Embraer, 5.15%, 6/15/22 (USD)	180,000	194
General Shopping Finance, 10.00%, 11/29/49 (USD)	100,000	102
Itau Unibanco Holding, 5.65%, 3/19/22 (USD)	200,000	210
Minerva Luxembourg, 12.25%, 2/10/22 (USD)	200,000	232
Net Servicos de Comunicacao, 7.50%, 1/27/20 (USD)	100,000	117
Odebrecht Finance, 7.125%, 6/26/42 (USD) (1)	200,000	223
Petrobras International Finance, 5.375%, 1/27/21 (USD)	450,000	509
Petrobras International Finance, 6.75%, 1/27/41 (USD)	150,000	187
Virgolino de Oliveira Finance, 11.75%, 2/9/22 (USD)	200,000	200
Votorantim Overseas IV, 7.75%, 6/24/20 (USD)	200,000	243
Total Brazil (Cost $3,517)		3,731
CHILE 1.1%		
Corporate Bonds 1.1%		
Banco del Estado, 3.875%, 2/8/22 (USD)	150,000	160
Banco Santander Chile, 3.875%, 9/20/22 (USD)	150,000	151
Total Chile (Cost $303)		311
CHINA 10.9%		
Corporate Bonds 10.9%		
Central China Real Estate, 12.25%, 10/20/15 (USD)	100,000	109
China Merchants Finance, 5.00%, 5/4/22 (USD)	200,000	217
China Overseas Finance (Cayman), 4.875%, 2/15/17 (USD)	200,000	216
China Resources Gas Group, 4.50%, 4/5/22 (USD)	200,000	217
China Resources Land, 4.625%, 5/19/16 (USD)	200,000	212

CNOOC Finance 2011, 4.25%, 1/26/21 (USD)	200,000	218
COSL Finance BVI, 3.25%, 9/6/22 (USD) (1)	200,000	199
Country Garden Holdings, 10.50%, 8/11/15 (USD)	200,000	218
ENN Energy Holdings, 6.00%, 5/13/21 (USD)	200,000	225
Kaisa Group Holdings, 13.50%, 4/28/15 (USD)	200,000	210
KWG Property Holding, 12.50%, 8/18/17 (USD)	100,000	108
Mega Advance Investments, 5.00%, 5/12/21 (USD)	200,000	225
Tencent Holdings, 4.625%, 12/12/16 (USD)	200,000	213
Tingyi Cayman Islands Holding, 3.875%, 6/20/17 (USD)	200,000	210
Yancoal International Resources Development 5.73%, 5/16/22 (USD)	200,000	208
Total China (Cost $2,844)		3,005

COLOMBIA 2.0%

Corporate Bonds 2.0%

Bancolombia, 5.95%, 6/3/21 (USD)	200,000	226
Colombia Telecomm, 5.375%, 9/27/22 (USD) (1)	200,000	203
Pacific Rubiales Energy, 7.25%, 12/12/21 (USD)	100,000	118
Total Colombia (Cost $521)		547

GEORGIA 1.6%

Corporate Bonds 1.6%

Bank of Georgia, 7.75%, 7/5/17 (USD) (1)	200,000	205
Georgian Railway, 7.75%, 7/11/22 (USD) (1)	200,000	229
Total Georgia (Cost $399)		434

HONG KONG 9.1%

Corporate Bonds 9.1%

CFG Investment, 9.75%, 7/30/19 (USD) (1)	200,000	160
HongKong Land Finance, 4.50%, 10/7/25 (USD)	200,000	213
Howes Capital, 4.75%, 4/10/17 (USD)	200,000	212
Hutchinson Whampoa International, 4.625%, 1/13/22 (USD)	400,000	439

ITALY 0.3%		
Corporate Bonds 0.3%		
Wind Acquisition, PIK, 12.25%, 7/15/17 (USD) (1)	106,125	81
Total Italy (Cost $80)		81
JAMAICA 2.0%		
Corporate Bonds 2.0%		
Digicel Group, 10.50%, 4/15/18 (USD) (1)	100,000	110
Digicel Group, 10.50%, 4/15/18 (USD)	400,000	441
Total Jamaica (Cost $530)		551
KAZAKHSTAN 0.7%		
Corporate Bonds 0.7%		
HSBK Europe, 7.25%, 5/3/17 (USD)	200,000	209
Total Kazakhstan (Cost $201)		209
MEXICO 7.2%		
Corporate Bonds 7.2%		
Banco Mercantil del Norte, 4.375%, 7/19/15 (USD)	100,000	107
BBVA Bancomer, 6.50%, 3/10/21 (USD)	300,000	330
CEMEX, 9.00%, 1/11/18 (USD)	300,000	301
CEMEX Finance, 9.50%, 12/14/16 (USD) (1)	100,000	104
Controladora Mabe, 7.875%, 10/28/19 (USD)	200,000	228
Kansas City Southern de Mexico, 6.125%, 6/15/21 (USD)	50,000	56
Mexichem, 4.875%, 9/19/22 (USD) (1)	200,000	204
Petroleos Mexicanos, 4.875%, 1/24/22 (USD)	400,000	453
Satelites Mexicanos, 9.50%, 5/15/17 (USD)	50,000	53
Sigma Alimentos, 5.625%, 4/14/18 (USD) (1)	150,000	167
Total Mexico (Cost $1,904)		2,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Corporate Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Corporate Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. Collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. Securities posted by the fund as collateral are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of September 30, 2012, no collateral was pledged by either the fund or counterparties for covered OTC instruments.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2012, the cost of investments for federal income tax purposes was $25,895,000. Net unrealized gain aggregated $1,264,000 at period-end, of which $1,306,000 related to appreciated investments and $42,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2012